1. NATURE OF BUSINESS AND OPERATIONS (Details Narrative)	Dec. 31, 2019 ha Leases
Alberta permits [Member]
Number of wells	3
Land Area (in hectares) | ha	9,800
Number of leases	5
Peace River [Member]
Land Area (in hectares) | ha	53,696
Number of leases	51
Peace River [Member]
Land Area (in hectares) | ha	2,560
Number of leases	2